Victory Pioneer Disciplined Value Fund Investment Strategy	Oct. 03, 2025
Victory Pioneer Disciplined Value Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Adviser uses a valuation-conscious approach to select the Fund’s investments. The Adviser assesses whether a company’s fundamentals – financial condition, management, and position in its industry – indicate strong prospects for growth and attractive valuations. The Adviser employs a value-oriented approach to construct the Fund’s portfolio, emphasizing those securities believed to be selling at reasonable prices versus the underlying values. The Adviser generally sells a portfolio security based upon the same criteria it uses to select securities.